Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2018
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans

The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$ 12,587	$ 1	$ 12,505	$ 1
Present value of defined benefit obligation	12,270	1,522	12,834	1,714
Net surplus (deficit)	$ 317	$ (1,521)	$ (329)	$ (1,713)
International
Fair value of plan assets	$ 977	$ –	$ 1,068	$ –
Present value of defined benefit obligation	948	100	1,171	131
Net surplus (deficit)	$ 29	$ (100)	$ (103)	$ (131)
Total
Fair value of plan assets	$ 13,564	$ 1	$ 13,573	$ 1
Present value of defined benefit obligation	13,218	1,622	14,005	1,845
Total net surplus (deficit)	$ 346	$ (1,621)	$ (432)	$ (1,844)
Effect of asset ceiling	(1)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$ 345	$ (1,621)	$ (433)	$ (1,844)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 626	$ –	$ 59	$ –
Employee benefit liabilities	(281)	(1,621)	(492)	(1,844)
Total net surplus (deficit), net of effect of asset ceiling	$ 345	$ (1,621)	$ (433)	$ (1,844)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans

The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Opening Fair value of plan assets at beginning of period	$13,573	$1	$12,459	$1
Interest income	476	–	426	–
Remeasurements
Return on plan assets (excluding interest income)	(268)	–	749	1
Change in foreign currency exchange rate	(10)	–	25	–
Contributions – Employer	409	65	444	62
Contributions – Plan participant	49	19	50	19
Payments	(586)	(84)	(566)	(82)
Payments – amount paid in respect of any settlements	(64)	–	–	–
Other	(15)	–	(14)	–
Closing Fair value of plan assets at end of period	$13,564	$1	$13,573	$1
Opening Benefit obligation at beginning of period	$14,005	$1,845	$13,879	$1,894
Current service costs	359	34	380	40
Past service costs	(13)	(25)	(2)	–
Gains and losses on settlements	13	–	–	–
Interest expense	484	66	468	68
Remeasurements
Actuarial losses (gains) from demographic assumptions	(164)	(66)	(2)	(36)
Actuarial losses (gains) from financial assumptions	(828)	(140)	(188)	3
Actuarial losses (gains) from experience adjustments	(22)	(32)	(31)	(59)
Change in foreign currency exchange rate	(15)	5	18	(2)
Contributions – Plan participant	49	19	50	19
Payments	(586)	(84)	(566)	(82)
Payments – amount paid in respect of any settlements	(64)	–	–	–
Other	–	–	(1)	–
Closing Benefit obligation at end of period	$13,218	$1,622	$14,005	$1,845
Unfunded obligation	$27	$1,481	$30	$1,694
Wholly or partly funded obligation	13,191	141	13,975	151
Total benefit obligation	$13,218	$1,622	$14,005	$1,845

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2018 were $685 million and $404 million, respectively (October 31, 2017 – $12,824 million and $12,332 million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense

The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Current service costs	$ 359	$ 380	$ 34	$ 40
Past service costs	(13)	(2)	(25)	–
Gains and losses on settlements	13	–	–	–
Net interest expense	8	42	66	68
Remeasurements of other long term benefits	–	–	(4)	(2)
Administrative expense	15	14	–	–
Defined benefit pension expense	$ 382	$ 434	$ 71	$ 106
Defined contribution pension expense	185	168	–	–
	$ 567	$ 602	$ 71	$ 106

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans

The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Actuarial (gains) losses:
Changes in demographic assumptions	$(164)	$(2)	$(65)	$(34)
Changes in financial assumptions	(828)	(188)	(134)	6
Experience adjustments	(22)	(31)	(35)	(62)
Return on plan assets (excluding interest based on discount rate)	268	(749)	–	(1)
Change in asset ceiling (excluding interest income)	–	(2)	–	–
	$(746)	$(972)	$(234)	$(91)

Asset Allocation of Defined Benefit Pension Plans

Asset allocation of defined benefit pension plans (1)

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (2)	Fair value	Percentage of total plan assets	Quoted in active market (2)
Equity securities
Domestic	$1,259	10%	100%	$1,752	13%	100%
Foreign	3,243	24	99	3,314	25	100
Debt securities
Domestic government bonds	2,643	19	–	2,502	18	–
Foreign government bonds	288	2	–	387	3	–
Corporate and other bonds	3,265	24	–	2,896	21	–
Alternative investments and other	2,866	21	15	2,722	20	16
	$13,564	100%	36%	$13,573	100%	41%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 40% of our total plan assets would be classified as quoted in an active market (October 31, 2017 – 45%).

Maturity Profile of Defined Benefit Pension Plan Obligation

The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2018
	Canada	International	Total
Number of plan participants	70,096	7,687	77,783
Actual benefit payments 2018	$521	$65	$586
Benefits expected to be paid 2019	575	57	632
Benefits expected to be paid 2020	594	59	653
Benefits expected to be paid 2021	615	61	676
Benefits expected to be paid 2022	636	61	697
Benefits expected to be paid 2023	657	61	718
Benefits expected to be paid 2024-2028	3,567	297	3,864
Weighted average duration of defined benefit payments	14.9 years	17.9 years	15.1 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation

Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans
	October 31 2018	October 31 2017	October 31 2018	October 31 2017
Discount rate	4.00%	3.50%	4.10%	3.70%
Rate of increase in future compensation	3.30%	3.30%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.50%	4.00%
– Dental	n.a.	n.a.	3.10%	3.90%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a.	not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation

The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2018				October 31, 2017
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45
(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.7	24.1	24.7	25.0	23.2	23.7	24.2	24.6
United States	20.6	22.7	22.3	24.2	20.7	22.7	22.3	24.2
United Kingdom	23.4	25.2	25.0	26.9	24.1	26.2	26.2	28.4

Sensitivity Analysis of Key Assumptions

The following table presents the sensitivity analysis of key assumptions for 2018.

	Increase (decrease) in obligation
(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 50bps increase in discount rate	$ (946)	$ (107)
Impact of 50bps decrease in discount rate	1,060	120
Rate of increase in future compensation
Impact of 50bps increase in rate of increase in future compensation	59	1
Impact of 50bps decrease in rate of increase in future compensation	(62)	(1)
Mortality rate
Impact of an increase in longevity by one additional year	331	29
Healthcare cost trend rate
Impact of 100bps increase in healthcare cost trend rate	n.a.	79
Impact of 100bps decrease in healthcare cost trend rate	n.a.	(66)

n.a.	not applicable